CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		San Diego Gas and Electric Company [Member]		Southern California Gas Company [Member]		Preferred Stock Southern California Gas Company [Member]	Common Stock	Common Stock San Diego Gas and Electric Company [Member]	Common Stock Southern California Gas Company [Member]	Retained Earnings	Retained Earnings San Diego Gas and Electric Company [Member]	Retained Earnings Southern California Gas Company [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) San Diego Gas and Electric Company [Member]	Accumulated Other Comprehensive Income (Loss) Southern California Gas Company [Member]	Total Shareholders' Equity	Total Shareholders' Equity San Diego Gas and Electric Company [Member]	Noncontrolling Interests [Domain]	Noncontrolling Interests [Domain] San Diego Gas and Electric Company [Member]
Equity, beginning of period at Dec. 31, 2012	$ 10,683		$ 4,298		$ 2,235		$ 22	$ 2,217	$ 1,338	$ 866	$ 8,441	$ 2,895	$ 1,365	$ (376)	$ (11)	$ (18)	$ 10,282	$ 4,222	$ 401	$ 76
Net income	1,088		435		365						1,009	411	365				1,009	411	79	24
Comprehensive income	140		19											148	2		148	2	(8)	17
Share-based compensation expense	40							40									40
Common stock dividends declared	(615)				(50)						(615)		(50)				(615)
Preferred stock dividends declared			(4)		(1)							(4)	(1)					(4)
Preferred dividends of subsidiaries	(5)										(5)						(5)
Issuance of common stock	62							62									62
Repurchases of common stock	(45)							(45)									(45)
Sale of noncontrolling interests, net of offering costs	574							135									135		439
Distributions to noncontrolling interests	(69)		(26)																(69)	(26)
Call premium on preferred stock of subsidiary	(3)										(3)						(3)
Call premium on preferred stock			(3)									(3)						(3)
Equity, end of period at Dec. 31, 2013	11,850		4,719		2,549		22	2,409	1,338	866	8,827	3,299	1,679	(228)	(9)	(18)	11,008	4,628	842	91
Net income	1,262		527		333						1,162	507	333				1,162	507	100	20
Comprehensive income	(290)		(1)											(269)	(3)		(269)	(3)	(21)	2
Share-based compensation expense	48							48									48
Common stock dividends declared	(649)		(200)		(100)						(649)	(200)	(100)				(649)	(200)
Preferred stock dividends declared					(1)								(1)
Preferred dividends of subsidiaries	(1)										(1)						(1)
Issuance of common stock	97							97									97
Repurchases of common stock	(38)							(38)									(38)
Distributions to noncontrolling interests	(107)		(53)																(107)	(53)
Equity contributed by noncontrolling interests	1																		1
Purchase of noncontrolling interest in subsidiary	(73)							(32)									(32)		(41)
Call premium on preferred stock of subsidiary	0
Call premium on preferred stock			0
Equity, end of period at Dec. 31, 2014	12,100	[1]	4,992	[2]	2,781	[3]	22	2,484	1,338	866	9,339	3,606	1,911	(497)	(12)	(18)	11,326	4,932	774	60
Net income	1,448		606		420						1,350	587	420				1,350	587	98	19
Comprehensive income	(334)		10		(1)									(309)	4	(1)	(309)	4	(25)	6
Share-based compensation expense	52							52									52
Common stock dividends declared	(694)		(300)		(50)						(694)	(300)	(50)				(694)	(300)
Preferred stock dividends declared					(1)								(1)
Preferred dividends of subsidiaries	(1)										(1)						(1)
Issuance of common stock	107							107									107
Repurchases of common stock	(74)							(74)									(74)
Tax benefit related to share-based compensation	52							52									52
Distributions to noncontrolling interests	(80)		(32)																(80)	(32)
Equity contributed by noncontrolling interests	3																		3
Call premium on preferred stock of subsidiary	0
Call premium on preferred stock			0
Equity, end of period at Dec. 31, 2015	$ 12,579		$ 5,276		$ 3,149		$ 22	$ 2,621	$ 1,338	$ 866	$ 9,994	$ 3,893	$ 2,280	$ (806)	$ (8)	$ (19)	$ 11,809	$ 5,223	$ 770	$ 53

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	As adjusted for the retrospective adoption of ASU 2015-03.
[3]	As adjusted for the retrospective adoption of ASU 2015-03.